Property and Equipment, net	12 Months Ended
Dec. 31, 2022
Property and Equipment, net
Property and Equipment, net

5.Property and Equipment, net

Property and equipment, net, consisted of the followings:

	As of December 31,
	2021	2022
	US$	US$
Electronic equipment	13,572,581	11,869,445
Office equipment and furniture	325,449	288,278
Motor vehicles	242,605	229,065
Leasehold improvements	1,764,589	1,009,709
Total	15,905,224	13,396,497
Less: Accumulated depreciation	(12,817,015)	(12,483,864)
Property and equipment, net	3,088,209	912,633

For the years ended December 31, 2020, 2021 and 2022, depreciation expenses were US$3,639,269, US$3,619,036 and US$1,657,216, respectively.